Sanctions	12 Months Ended
Dec. 31, 2020
Sanctions [Abstract]
Sanctions

37.  SANCTIONS

The main sanctions that the Group companies have received are described below.

1.	Edesur S.A. (Empresa Distribuidora del Sur S.A.)

As of December 31, 2020, considering the pending sanctions imposed by the National Electricity Regulator (ENRE) from the period beginning on October 1, 2020, Edesur has been penalized two times for violations of public road safety regulations – accidents and anomalies – (ENRE Resolutions 71/20 and 87/20) for an amount of ARS 1.5 million (ThUS$ 16). Edesur has appealed both sanctions.

2.	Enel Distribución Río S.A (Ampla Energia e Serviços S.A. or “Ampla”)

Tax sanctions: The Brazilian Tax Authority imposed a fine on the company after denying the authorization to offset federal taxes. Individual fines have been imposed on the company for 50% of the compensation requested and denied by the Brazilian authority The company filed its administrative defenses against the fines and is awaiting a ruling. There are also late penalties on federal tax offsets. The principal of the offset was accepted by the federal administration, but it acknowledged a payment delay, resulting in the collection of the fine of ThBRL 11,611  (ThUS$2,235).

3.	Enel Distribución Ceará S.A (Companhia Energetica do Ceará S.A. or “Coelce”)

−     In 2012, the Brazilian National Electricity Regulatory Agency (ANEEL) imposed a fine of BRL 20.6 million on Enel Distribución Ceará for alleged errors in the records of the company’s asset base. Enel Distribución Ceará appealed against the fine resulting in a reduction of BRL 11.2 million. Considering the need to legalize the company’s status with the ANEEL, Enel Distribución Ceará posted a bond and filed a lawsuit for the fine’s total nullification. On July 26, 2019, a decision was issued that dismissed the lawsuit filed by Enel Distribución Ceará. On August 27, 2019, Enel Distribución Ceará filed an appeal, which is pending resolution. A favorable decision would result in a refund of the amount paid by Enel Distribución Ceará. As of December 31, 2020, the amount involved in the penalty was BRL 21.4 million (ThUS$4,120).

−    In 2020, ANEEL, through the Regulatory Agency of Delegated Public Services of the State of Ceará (Arce), imposed a fine on Enel of ThBRL 26.2  (ThUS$ 5,076) for non-compliance with energy supply quality indicators. Enel filed an appeal against the fine, which to date remains unresolved. On December 31, 2020, the amount involved in the penalty was BRL 26.2 million (ThUS$5,044).

4.	Enel Distribución Goiás (formerly CELG Distribuição S.A.)

−    In 2016, the Brazilian National Electricity Regulatory Agency (ANEEL) imposed a fine of BRL 61 million on Enel Distribución Goiás for failure to fulfill a sector obligation (linked to the Account for the Development of Energy (Conta de Desenvolvimento Energético or CDE). Enel Distribución Goiás filed an appeal against the fine which is pending resolution. Enel Distribución Goiás posted a bond and filed a lawsuit for the fine’s total nullification, which is still pending resolution. As of December 31, 2020, the amount involved in the penalty was BRL 39.2 million (ThUS$7,547).

−    In 2019, the Brazilian National Electricity Regulatory Agency (ANEEL) imposed a fine of BRL 62 million on Enel Distribución Goiás for non-compliance of customer service and energy supply quality indicators. Enel Distribución Goiás filed an appeal against the fine, which is pending resolution. As of December 31, 2020, the amount involved in the penalty was BRL 61.6 million (ThUS$11,860).

−     In 2020, the Agência Goiana de Regulação - AGR imposed a fine on Enel of BRL 44 million (ThUS$ 8,471) for non-compliance with maintenance and violations of quality indicators (SAIDI/SAIFI). Enel filed an appeal against the fine with ANEEL, which is pending resolution. On December 31, 2020, the amount involved in the penalty was BRL 43.2 million (ThUS$ 8,317).

5.	Enel Distribución Sao Paulo (formerly Eletropaulo)

−     ANEEL fined Eletropaulo for alleged errors in the records of the company’s asset base. Eletropaulo filed an appeal which was dismissed. Eletropaulo filed a lawsuit seeking the total nullification of the fine. The judge rendered a decision dismissing Eletropaulo’s claim, and Eletropaulo has filed an appeal with the court of second instance, which is pending resolution. As of December 31, 2020, the amount involved in the penalty was BRL 186.4 million (ThUS$35,888).

−     ANEEL fined Eletropaulo for alleged formal inconsistencies of asset accounting records. Eletropaulo asserted that the errors have not generated any negative practical consequences for tariffs, and even less for the service provided by the company. Eletropaulo’s administrative appeal was dismissed, and Eletropaulo filed a lawsuit for the total nullification of the fine. On May 29, 2019, the judge issued a judgment dismissing the claims made by Eletropaulo. On June 5, 2019, Eletropaulo submitted a petition for clarification against the judgment, for which the hearing is pending. On December 27, 2019, a decision was issued confirming the impossibility of ANEEL to register Eletropaulo in its system of payment arrears and imposing the fine until the decision is final. As of December 31, 2020, the amount involved in the penalty was BRL 92.4 million (ThUS$17,790).

−     In 2012, ANEEL imposed a fine on Eletropaulo for alleged formal inconsistencies of records of consumer supply quality indices, as well as a payment of compensation to customers for non-compliance with these indices. Eletropaulo filed its administrative defenses and is awaiting the decision of ANEEL’s Board of Directors. In April 2020, Enel filed an annulment lawsuit with the court and a decision was issued suspending all the effects of the penalties. As of December 31, 2020, the amount involved in the penalty was BRL 29.5 million (ThUS$5,680).

−     On December 4, 2018, ANEEL imposed a fine on Eletropaulo for customer service quality issues. On December 14, 2018, Eletropaulo filed its administrative defenses against the fine and is awaiting the analysis and decision of ANEEL’s Electric Services Oversight Authority (SFE). As of December 31, 2020 the amount involved in the penalty was BRL 24.8 million (ThUS$4,775).

−     ANEEL imposed a fine on Eletropaulo for not complying with consumer supply quality indices during 2013. Eletropaulo filed its administrative defenses against the fine, which was decided unfavorably to the company. On July 24, 2018, Eletropaulo filed a lawsuit seeking the nullification of the fine, which is still pending resolution. As of December 31, 2020, the amount involved in the penalty was BRL 68.9 million (ThUS$13,265).

−     ANEEL imposed a fine on Eletropaulo for not complying with consumer supply quality indices during 2014. Eletropaulo filed its administrative defenses against the fine, which was decided unfavorably to the company. On July 31, 2018, Eletropaulo filed a lawsuit seeking the nullification or reduction of the fine. On October 17, 2019, the court rejected Eletropaulo’s request for nullification, against which the company filed a petition for clarification of the decision. On December 16, 2019, the petition was rejected.  As of December 31, 2020, the amount involved in the penalty is BRL 35.2 million (ThUS$6,777).

−     ANEEL imposed a fine on Eletropaulo for nonconformity in the doubful Settlement Credit Budget process. Eletropaulo filed its administrative defenses against the fine, which was decided unfavorably to the company. Eletropaulo filed a lawsuit seeking the nullification or reduction of the fine. The first instance ruling was unfavorable to Eletropaulo, which filed an appeal that is pending resolution. As of December 31, 2020, the amount involved in the penalty is  BRL 24.7 million (ThUS$4,775).

−     ANEEL imposed a fine on Eletropaulo for nonconformity in the Doubtful Settlement Credit Budget process. Eletropaulo filed its administrative defenses against the fine, which was decided unfavorably to the company. Eletropaulo filed a lawsuit seeking the nullification or reduction of the fine. The first instance ruling was favorable to Eletropaulo. However, ANEEL filed an appeal which is pending resolution. As of December 31, 2020, the amount involved in the penalty is BRL 77.3 million (ThUS$14,883).

−     In February 2003, the Municipality of Jandira imposed a fine on Eletropaulo for violation of municipal laws with respect to the road network in the municipality. Eletropaulo’s administrative defenses against the fines were decided unfavorably to the company. Eletropaulo filed a lawsuit seeking the nullification of the fine. The first instance ruling was unfavorable to Eletropaulo, which filed an appeal that is pending resolution. Eletropaulo filed an appeal with the Superior Courts (Superior Tribunal de Justiça and Supremo Tribunal Federal) for which, to date, no final decision has been issued. As of December 31, 2020, the amount involved is BRL 21.8 million (ThUS$4,197).

−     In July 2002, the Municipality of Jandira fined Eletropaulo for violation of municipal laws with respect to the road network in the municipality. As  a final ruling Eletropaulo’s administrative defenses against the fines were decided unfavorably to the company. Eletropaulo filed a lawsuit seeking the nullification of the fine. The first instance ruling was favorable to Eletropaulo. The municipality filed an appeal which was dismissed by the Superior Tribunal de Justiça. The municipality filed a subsequent appeal for review by the panel of judges, who dismissed the appeal. As of December 31, 2020, the amount involved is BRL 25.3 million (ThUS$4,871).

−     The Municipality of Sao Paulo fined Eletropaulo for violation of municipal traffic laws involving a restricted area of circulation. Eletropaulo’s administrative defenses against the fines were decided unfavorably to the company. In 2011, Eletropaulo filed a lawsuit seeking the nullification of the fine. The first instance ruling was unfavorable to Eletropaulo, which filed an appeal that is pending resolution. As of December 31, 2020, the amount involved is BRL 33.8 million (ThUS$6,507).

−     In February 2012, the Municipality of Itapevi fined Eletropaulo for violation of municipal laws with respect to the road network in the municipality. Eletropaulo’s administrative defenses against the fines were decided unfavorably to the company. Eletropaulo filed a lawsuit seeking the nullification of the fine. The first instance ruling was unfavorable to Eletropaulo, which filed an appeal that is pending resolution. As of December 31, 2020, the amount involved is BRL 30.6 million (ThUS$5,891).

−     Tax sanctions: The Brazilian Tax Authority imposed a fine on the company after denying the authorization to offset federal taxes. Individual fines have been imposed on the company for 50% of the compensation requested and denied by the Brazilian authority. The company filed its administrative defense against the fines and is awaiting a decision. As of December 31, 2020, the amount involved is BRL 48,9 million (ThUS$9,432).

6.	Enel Generación Perú S.A.A. (formerly Edegel S.A.A.)

As of December 31, 2019, Enel Generación Perú has incurred the following tax fines:

−     As part of a corporate tax audit procedure for the 1999 fiscal year, SUNAT issued a Notice of Fines No. 0120020004919 to Enel Generación Perú by means of which it imposed a fine of PEN 2,076,888 (ThUS$574) by way of annual corporate income tax, whose default interest as of the payment date amounted to PEN 10,501,965 (ThUS$2,903). The imposition of this penalty is being challenged in the judicial courts.

−     As part of a corporate tax audit procedure for 2000 and 2001, SUNAT issued a Notice of Fines No. 0120020008723 to Enel Generación Perú by means of which it imposed a fine by way of corporate income tax for the year 2000. Considering several payments made and the reassessment made by SUNAT, to date, this penalty amounts to PEN 6,460,523 (ThUS$1,786), and the default interest to date amounts to PEN 15,043,925 (ThUS$4,158).  Enel Generación Perú is currently challenging the reassessment of the fine at the Tax Court and the underlying substantive issue in the judicial courts. PEN 7,928,535 (ThUS$2,192) has already been duly paid.

−     As part of an audit procedure for the Ad Valorem General Sales Tax (IGV) and Municipal Promotion Tax (IPM) on imports for 2008 and 2009, SUNAT issued Division Resolution No. 0003X4100/2013-000440 to Banco Scotiabank del Perú (who is the legal owner of Central Santa Rosa under a finance lease agreement, whereby Enel Generación Perú is responsible for all contingencies arising therefrom), whereby a fine amounting to ThUS$2,974 was imposed (the customs fines were paid in dollars). The imposition of this fine is being discussed in the Judiciary, for which PEN 5,832,129 (ThUS$1,612) had to be paid, the default interest of which, to date, amounted to PEN 3,395,224 (ThUS$938). The full amount of the tax debt related to the aforementioned fine was not paid, since part of it was barred by the statute of limitations.

7.	Enel Perú S.A.C. (formerly Generandes)

As of December 31, 2019, Enel Perú had incurred the following tax fine

As part of an audit procedure for corporate tax and IGV for fiscal year 2000, SUNAT issued a Notice of Fines No. 0240030008355 to Enel Perú by means of which it imposed a fine of PEN 2,920,104 (ThUS$807) by way of annual corporate income tax and whose default interest as of the payment date amounted to PEN 14,053,695 (ThUS$3,885). Similarly, SUNAT issued Notices of Fines Nos. 0240020022829 through 0240020022831 to Enel Perú by means of which it imposed fines of PEN 1,771,933 (ThUS$490) for the improper application of the IGV for the periods of April,  June and October 2000, whose default interest as of the payment date amounted to PEN10,231,619 (ThUS$2,828). The imposition of these penalties is being challenged in the judicial courts.

8.	Enel Generación Piura (formerly EEPSA)

As of December 31, 2019, Enel Generación Piura has incurred the following tax fine:

−     As part of a tax audit procedure for the IGV and IPM on imports for the 2011 fiscal year, SUNAT issued Notice of Fines No. 0003Y4100/2014-000211 to Banco de Crédito del Perú (who is the legal owner of the Malacas Power Plant under a finance lease agreement, whereby Enel Generación Piura is responsible for all contingencies arising therefrom) by means of which it imposed a penalty of PEN 6,868,256 (ThUS$1,898), whose current default interest to date amounts to PEN4,844,855 (ThUS$1,339). Note that the imposition of this penalty is being challenged in the judicial courts.

−     As part of the audit procedure for the Ad Valorem General Sales Tax (IGV) and Municipal Promotion Tax (IPM) on imports for 2016, SUNAT issued Division Resolution No. 253- 2020-SUNAT-323100 to Bank Scotiabank del Perú (who is the legal owner of the Malacas Power Plant Replacement Project – Unit TG6, under a finance lease agreement, whereby Enel Generación Piura is responsible for all contingencies arising therefrom), whereby a fine amounting to PEN 4,552,490  (ThUS $ 1,258) was partially canceled (reduced by 60%) resulting in a fine amounting to PEN 1,820,995  (ThUS $ 503) plus default interest in the amount of PEN 1,165,075  (ThUS $ 322), as of the date of payment. The imposition of the aforementioned fine is being discussed before SUNAT.

In relation to the sanctions described above, the Group has established provisions for ThUS $ 49,856 as of December 31, 2020 (see Note 25). There are other sanctions that also have associated provisions, but they are not described in this note, since they individually represent smaller amounts. Management believes that the provisions recorded adequately cover the risks due to penalties, Therefore, they do not expect additional liabilities to arise from those already registered.